Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 8,352	¥ 10,518	¥ 8,642
Increase-tax position in prior years	1,112	20	442
Increase-tax position in current year	1,936	1,800	2,269
Decrease-tax position in prior years	(2,517)	(1,634)	(835)
Settlements with taxing authorities	(2,002)	(2,336)
Lapse of statute of limitations	(7)	(16)
Balance at end of year	¥ 6,874	¥ 8,352	¥ 10,518